NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS)	NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS)Operating income

Accounting policies
Research tax credit
The research tax credit (Crédit d’Impôt Recherche or “CIR”) (the “Research Tax Credit”) is granted to companies by the French tax authorities in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures that meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Union or in another State that is a party to the Agreement on the European Economic Area that has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that (a) can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or, (b) as applicable, can be reimbursed in cash. The expenses taken into account for the calculation of the Research Tax Credit involve only research expenses.
The Company benefits from the Research Tax Credit since its inception.
The CIR is presented under operating income as it meets the definition of government grant as defined in IAS 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”).
Subsidies
Subsidies received that are not repayable by the Company are recognized as operating income where there exists reasonable assurance that the Company will comply with the conditions attached to the subsidies and the subsidies will be received.
Subsidies that are upfront payments are presented as deferred revenue and recognized ratably through income over the duration of the research program to which the subsidy relates.
A public subsidy that is to be received either as compensation for expenses or for losses already incurred, or for immediate financial support of the Company without associated future costs, is recognized as operating income when there exists reasonable assurance that the subsidies will be received.
Revenues from licenses or other contracts
For each of its partnership agreements, the Company determines if it acts as a principal or as an agent in accordance with IFRS 15 Revenue from contracts with customers (“IFRS 15").

Partnership with Orphan Europe NOPHO clinical trial
Within the context of this agreement, Orphan Europe agreed to finance the NOPHO study for a total amount of €600 thousand. This revenue is recognized in “other income” in the statement of income (loss).
License agreement with SQZ Biotechnologies (“SQZ”)
Under the terms of the agreement, the Company has granted to SQZ Biotechnologies an exclusive worldwide license to develop antigen specific immune modulating therapies employing red blood cell-based approaches. In accordance with IFRS 15, this agreement grants to SQZ Biotechnologies a right to use the underlying intellectual property ("static license"). Consequently, the income linked to the upfront payment ($1.0 million) was recognized in June 2019 when SQZ Biotechnologies could begin to use the licensed intellectual property.

The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Research Tax Credit	3,915	3,430	3,669
Subsidies	294	42	383
Revenues from licenses or other contracts	1,074	246	128
Total	5,283	3,718	4,180
Revenues from licenses or other contracts
Revenues from licenses or other contracts in 2019 are mainly linked to the license agreement signed with SQZ Biotechnologies (see note 7). The increase in subsidies in 2021 is related to the last milestone received form BPI for €308,730 (Project TEDAC).
Operating expenses by natureResearch and development expenses

For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	668	6,340	7,008
Rental and maintenance	171	1,125	1,296
Services, subcontracting and fees	3,543	21,753	25,296
Personnel expenses	3,056	11,911	14,967
Depreciation and amortization	307	3,229	3,536
Other	50	40	90
Total	7,795	44,398	52,193

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	54	6,732	6,786
Rental and maintenance	117	1,162	1,279
Services, subcontracting and fees	1,099	28,487	29,586
Personnel expenses	2,268	13,361	15,629
Depreciation and amortization	283	3,951	4,234
Other	25	41	66
Total	3,846	53,734	57,580

For the year ended December 31, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	151	4,849	5,000
Rental and maintenance	116	1,366	1,482
Services, subcontracting and fees	589	17,480	18,069
Personnel expenses	1,960	13,633	15,593
Depreciation, amortization & provision	353	4,531	4,884
Other	17	55	72
Total	3,186	41,914	45,100
The decrease in research and development expenses for periods presented is mainly due to:
•The decrease €-1,786 thousand in consumables, mainly related to reduction of purchase of Asparagynase (Graspa production key component used in clinical trial for patient treatment)
•The decrease €-11,517 thousand in external services mainly linked to decrease in clinical study expenses (Clinical Research Organization vendor and Patients site cost).
General and administrative expenses

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Consumables	527	224	226
Rental and maintenance	1,117	1,070	1,129
Services, subcontracting and fees	7,964	5,962	6,684
Personnel expenses	6,331	6,573	6,174
Depreciation and amortization	751	686	494
Other	474	455	888
Total	17,164	14,970	15,595
The €722 thousand increase of service cost in 2021 is explained mostly by insurance premium increase of €1,323 thousand The significance of services, subcontracting and fees in 2019 is mainly due to costs incurred as part of the establishment of the Princeton manufacturing facility.
Personnel expensesResearch and development expenses

For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	2,029	8,893	10,922
Share-based payments (employees and executive management)	223	465	688
Social security expenses	804	2,553	3,357
Total personnel expenses	3,056	11,911	14,967

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,579	9,886	11,465
Share-based payments (employees and executive management)	24	507	531
Social security expenses	665	2,968	3,633
Total personnel expenses	2,268	13,361	15,629

For the year ended December 31, 2021 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,318	10,106	11,424
Share-based payments (employees and executive management)	110	570	680
Social security expenses	532	2,957	3,489
Total personnel expenses	1,960	13,633	15,593
The weighted average full-time employees (FTE) was 156 in 2019, 166 in 2020 and 152 in 2021.
General and administrative expenses

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Wages and salaries	4,376	4,393	4,032
Share-based payments (employees and executive management)	522	532	561
Social security expenses	1,433	1,648	1,581
Total personnel expenses	6,331	6,573	6,174
The weighted average full-time employees (FTE) was 41 in 2019, 41 in 2020 and 42 in 2021.
Share-based payments (IFRS 2)

Accounting policies

The Company has applied IFRS 2 Share-based payment (“IFRS 2”) to all equity instruments e.g. free shares (“AGA”), stock options (“SO”), share subscription warrants (“BSA”) and founder subscription warrants (“BSPCE”) granted since inception to its employees, members of the Board of Directors or other individuals. Pursuant to IFRS 2, the cost of the remuneration granted with equity instruments is recognized as an expense in exchange for an increase in the shareholders’ equity for the vesting period during which the rights to be enjoyed from the equity instruments are acquired. As such, changes in value subsequent to the grant date have no effect on this initial measurement.

Fair value is estimated using the Black & Scholes valuation model (for BSA, SO and BSPCE valuation) and Monte-Carlo valuation model (for AGA valuation). These models allow the Company to take into account the characteristics of the plan (exercise price, vesting period), the market data at the grant date (volatility, expected dividends, repo margin), possible performance conditions attached to warrants and recipient behavior assumptions.

The Company has no legal or constructive obligation to repurchase or settle any of these equity instruments in cash.

Founder subscription warrants (“BSPCE”) plan

Types of securities	BSPCE2012	BSPCE2014
Maturity	May 20, 2020	January 22, 2024
In the event of a beneficiary departure from the Company for any reason whatsoever, this beneficiary shall retain the BSPCE2014 to which he subscribed prior to his departure. However, in the event of a beneficiary departure from the Company, for any reason whatsoever, prior to subscription of the BSPCE2014 to which the beneficiary has a right, the BSPCE2014 will be forfeited. In this situation, the BSPCE2014 not subscribed may be re-allocated to other beneficiaries within the same category and/or replacing the person who left the Company.
Share subscription warrants (“BSA”) plan

Types of securities	BSA2014	BSA2016	BSA2017	BSA2019	BSA2021
Vesting period	NA	Tranche 1 : 1 year Tranche 2 : 2 years	Tranche 1 : 1 year Tranche 2 : 2 years Tranche 3 : 3 years	2 years	1 year
Maturity	January-2024	Depending of the grant date October-2021 January-2022	Depending of the grant date June-2022 January-2023	October-2022	October 2024
The main assumptions used to determine the fair value of the plans granted in 2019, 2020 and 2021 are:

	Grant in October 2019	Grant in July 2021
Number of warrants	75,000	75,250
Plan	BSA2019	BSA2021
Exercise price	€3.71	€3.82
Price of the underlying share	€3.78	€3.55
Expected dividends	—%	—%
Volatility (1)	33.41%	55.16%
Expected term	2.5 years	2.5 years
Fair value of the plan (in thousands of euros) (2)	59	82
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)BSA were granted at fair value in October 2019. Therefore, no expense was recognized under IFRS 2.
Stock options (“SO”) plan

Types of securities	SO2016	SO2017	SO2018	SO2019	SO2020	SO2021
Vesting period (identical for all plans)	Tranche 1: 2 years Tranche 2: 3 years
Maturity	Depending of the grant date October-2026 January-2027 June-2027 October-2027	Depending of the grant date June-2027 January-2028	Depending of the grant date September-2028 January-2029 April-2029	Depending of the grant date July-2029 October-2029 February-2030	Depending of the grant date July-2030 November-2030 June-2031	Depending of the grant date July-2031 December-2031
The main assumptions used to determine the fair value of the plans granted in 2019, 2020 and 2021 are:

	Grant in January 2019	Grant in April 2019	Grant in July 2019
Number of options	38,025	76,905	59,123
Plan	SO2018	SO2018	SO2019
Exercise price	€6.38	€7.20	€5.78
Price of the underlying share	€6.38	€7.20	€5.81
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	41.88%	41.65%	41.00%
Expected term	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	97	217	131

	Grant in October 2019	Grant in February 2020	Grant in July 2020
Number of options	347,250	41,950	374,000
Plan	SO2019	SO2019	SO2020
Exercise price	€4.25	€5.87	€6.88
Price of the underlying share	€3.78	€5.51	€6.56
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	40.69%	41.35%	43.41%
Expected term	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	447	84	951

	Grant in November 2020	Grant in June 2021	Grant in July 2021	Grant in December 2021
Number of options	75,000	57,000	377,550	149,000
Plan	SO2020	SO2020	SO2021	SO2021
Exercise price	€6.14	€4.78	€3.71	€2.14
Price of the underlying share	€6.37	€4.37	€3.55	€2.10
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	44.32%	44.30%	44.25%	45.82%
Expected term	T1: 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	199	96	533	131
(1)based on the historical volatility observed on the ERYP index on Euronext
Free shares (“AGA”) plan

Types of securities	AGA2017	AGA2018	AGA2019	AGA2020	AGA2021
Vesting period	Tranche 1:1 year Tranche 2: 2 years Tranche 3: 3 years		Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years Tranche 4 : 4 years Tranche 5 : 5 years
The main assumptions used to determine the fair value of the plans granted in 2019, 2020 and 2021 are:

	Grant in January 2019	Grant in April 2019	Grant in October 2019	Grant in February 2020
Number of shares	36,150	94,200	300,941	50,037
Plan	AGA 2018	AGA 2018	AGA 2019	AGA 2019
Price of the underlying share	€6.38	€7.20	€3.78	€5.51
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	38.22%	36.32%	38.76%	38.55%
Repo margin	5.00%	5.00%	5.00%	5.00%
Maturity	3 years	3 years	5 years	5 years
Performance criteria	(2)	(2)	(2)	(2)
ERYP	€6.54	€7.52	€4.25	€5.87
Performance multiple ("PM")	2	2	3	2
Fair value of the plan (in thousands of euros)	102	269	434	133

	Grant in July 2020	Grant in June 2021	Grant in July 2021	Grant in December 2021
Number of shares	250,012	50,831	231,000	93,331
Plan	AGA 2020	AGA 2020	AGA 2021	AGA 2021
Price of the underlying share	€6.56	€4.37	€3.55	€2.10
Expected dividends	0.00%	0.00%	0.00%	0.00%
Volatility (1)	42.23%	44.79%	44.72%	47.56%
Repo margin	5.00%	5.00%	5.00%	5.00%
Maturity	5 years	5 years	5 years	5 years
Performance criteria	(2)	(2)	(2)	(2)
ERYP	€6.88	€4.78	€3.71	€2.14
Performance multiple ("PM")	2.00	2	2	2
Fair value of the plan (in thousands of euros)	877	121	465	133
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi:
◦average price of the 40-quoted market share price days before the acquisition date for grants until April 2019 ;
◦maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5% for grants from October 2019.
•If TRi <=0% no shares granted are acquired
•If Tri>100% all the shares granted are acquired
•If 0%<TRi<100% shares granted are acquired following the TRi percentage

Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of December 31, 2019	of which employees	of which executive officers and executive committee	of which board members
AGA	688	305	383	—
BSA	125	—	—	125
SO	546	296	249	—
Total	1,359	601	632	125

Plan name	Amount in P&L in euros thousands as of December 31, 2020	of which employees	of which executive officers and executive committee	of which board members
AGA	537	298	239	—
BSA	43	—	—	43
SO	599	189	410	—
Total	1,179	487	649	43

Plan name	Amount in P&L in euros thousands as of December 31, 2021	of which employees	of which executive officers and executive committee	of which board members
AGA	616	306	311
BSA	1			1
SO	706	193	432	82
Total	1,323	499	743	83
Summary of outstanding instruments

Number of outstanding warrants (BSA) and founder's warrants (BSPCE) with a ratio of 1 option = 10 shares	Number of BSA and BSPCE	Weighted-average exercise price
Outstanding at December 31, 2018	40,804	€97.34
Exercisable at December 31, 2018	40,804	€97.34
Granted	—	€—
Forfeited	—	€—
Exercised	—	€—
Outstanding at December 31, 2019	40,804	€97.34
Exercisable at December 31, 2019	40,804	€97.34
Granted	—	€—
Forfeited	(19,386)	€73.60
Exercised	(1,608)	€73.60
Outstanding at December 31, 2020	19,810	€122.50
Exercisable at December 31, 2020	19,810	€122.50
Granted
Forfeited
Exercised
Outstanding at December 31, 2021	19,810	€122.50
Exercisable at December 31, 2021	19,810	€122.50

Number of outstanding stock-options and warrants (BSA) with a ratio of 1 option = 1 share	Number of stock-options and BSA	Weighted-average exercise price
Outstanding at December 31, 2018	340,063	€19.87
Exercisable at December 31, 2018	88,999	€19.88
Granted	622,301	€4.98
Forfeited	(65,118)	€9.77
Exercised	—	€—
Outstanding at December 31, 2019	897,246	€10.26
Exercisable at December 31, 2019	173,899	€21.46
Granted	505,950	€6.69
Forfeited	(111,860)	€9.53
Exercised	—	€—
Outstanding at December 31, 2020	1,291,336	€8.91
Exercisable at December 31, 2020	236,525	€21.28
Granted	658,800	€3.46
Forfeited	(45,925)	€5.74
Exercised
Outstanding at December 31, 2021	1,904,211	€7.09
Exercisable at December 31, 2021	636,376	€11.47

Number of oustanding free shares
Outstanding at December 31, 2018	342,020
Granted	431,291
Forfeited	(124,966)
Acquired	—
Outstanding at December 31, 2019	648,345
Granted	300,049
Forfeited	(181,146)
Acquired	(6,743)
Outstanding at December 31, 2020	760,505
Granted	375,162
Forfeited	(144,047)
Acquired	(22,539)
Outstanding at December 31, 2021	969,081
As of December 31, 2021, the outstanding equity instruments could lead to the issuance of 3,071,392 potential shares.
Depreciation, amortization and provisions

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Amortization and depreciation of intangible assets	1,053	16	571
Depreciation of property, plant and equipment	1,797	3,457	3,455
Depreciation of the right of use	1,366	1,518	1,351
Total amortization and depreciation	4,216	4,991	5,377
Provision (reversal)	71	(71)	0
Total amortization, depreciation & provisions	4,287	4,920	5,377

The increase in depreciation and amortization expenses is, mainly related to:the recognition of an impairment of €560 thousand in 2021 on a production process recognized in intangible asset.
Financial income (loss)

Accounting policies

Financial income (loss) includes mainly:
•Amortized costs of convertibles notes and change in fair value of embedded derivatives;
•Interest expenses incurred on financial liabilities and lease liabilities;
•Income received from cash and cash equivalents;
•Gains and losses on exchange rate variations on financial and investing operation.

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Income from short term deposits	7	12	13
Change in fair value of derivative liabilities (1)	—	652	1,175
Other financial income	2,940	225	4,234
Financial income	2,947	889	5,422
Amortized cost of convertible notes (1)	—	(1,684)	(1,566)
Financial expenses on lease liability	(343)	(336)	(305)
Interest expense related to borrowings	(148)	(142)	(267)
Other financial expenses	(1,042)	(3,192)	(564)
Financial expenses	(1,533)	(5,354)	(2,702)
Financial income (loss)	1,414	(4,465)	2,720
(1) Refer to note 4.9.1
Other income and expenses are mainly comprised of:
•Foreign currency gains and (losses) of €781 thousand in 2019, €(3,028) thousand in 2020 and €3,570 thousand in 2021;
•A gain on foreign exchange swaps of €1,124 thousand in 2019, €61 thousand in 2020 and €48 thousand in 2021.
•A net expense of €1,032 thousand in 2020 and €390 thousand in 2021, related to the recognition of OCABSA contract, according with IFRS 9 (no corresponding expense in previous years)
Income tax

Accounting policies
Current taxes
Considering the level of tax loss of the Company, no current tax expense is recognized.
The Parent Company, as an entity incorporated in France, is subject to the corporate value-added contribution (cotisation sur la valeur ajoutée des entreprises—CVAE). To enter within the scope of IAS 12 Income Taxes (“IAS 12”), a tax must be calculated based on a net amount of income and expenses, and this net amount can be different from the net book results. The Company has judged that the corporate value-added contribution satisfies the characteristics outlined in this conclusion, insofar as the value added constitutes the intermediate level of income that systematically serves as the basis, according to French tax law, for determining the amount owing in relation to the corporate value-added contribution.
Deferred taxes
Except in specific cases, deferred taxes are calculated for the temporary differences between the carrying value of an asset or a liability and its tax value. Changes in the tax rates are recorded in the results of the financial year during which the rate change is decided. Deferred tax assets resulting from temporary differences or tax losses carried forward are limited to the deferred tax liabilities with the same maturity, except where their allocation on future taxable income is probable. Deferred taxes are calculated based on the most recent tax rates adopted at the date of each financial year-end.
Deferred tax assets and liabilities are not discounted.

Tax rate and tax loss carryforwards
As of December 31, 2021, the amount of accumulated tax loss carryforwards were:
•€347.0 million in France, with no expiration date.
•€22.9 million ($25.9 million) in the United States with no expiration date.
The standard corporate tax rate in France was 26,5% for 2021. for all the financial years presented This rate will be 25% in 2022.
Reconciliation of the effective tax rate

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Loss before tax	(62,659)	(73,300)	(53,797)
Tax rate	28%	28%	26.50%
Theoretical tax expense or income	17,544	20,524	14,256
Current year loss not capitalized	(18,143)	(20,803)	(15,766)
Research tax credits	1,096	960	972
Share based compensation expense	(380)	(330)	(351)
Permanent differences	(117)	(350)	900
Other differences	1	(4)	(13)
Effective tax (loss) / income	1	(3)	(2)
Nature of deferred taxes
The deferred tax related to loss carryforwards of Erytech Pharma S.A are computed using a rate of 25%.

(amounts in thousands of euros)	12/31/2019	12/31/2020	12/31/2021
Loss carryforward	59,594	76,978	91,775
Tax credit carryforward	—	79	178
Temporary differences	643	484	953
Unrecognized deferred tax assets	(60,236)	(77,541)	(92,906)
Net amount	—	—	—
Basic earnings (loss) per share and diluted earnings (loss) per share

Accounting policies

The basic earnings per share are calculated by dividing the Company’s net income (loss) by the weighted average number of shares in circulation during the corresponding period.
The diluted earnings per share are calculated by dividing the results by the weighted average number of common shares in circulation, increased by all dilutive potential common shares. The dilutive potential common shares include, equity instruments granted to employees, members of the Board of Directors or other individuals as detailed in note 3.3.3 and convertibles notes and warrants issued as part of the financing agreement with financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund as detailed in note 4.9.1.
Dilution is defined as a reduction of earnings per share or an increase of loss per share. When the exercise of outstanding share options and warrants decreases loss per share, they are considered to be anti-dilutive and excluded from the calculation of diluted loss per share. Thus, basic and diluted loss per share are equal as all equity instruments issued have been considered anti-dilutive.

	12/31/2019	12/31/2020	12/31/2021
Net loss (in thousands of euros)	(62,659)	(73,300)	(53,797)
Weighted number of shares for the period (1)	17,937,535	18,386,587	23,692,457
Basic loss per share (€/share)	(3.49)	(3.99)	(2.27)
Diluted loss per share (€/share)	(3.49)	(3.99)	(2.27)

	12/31/2019	12/31/2020	12/31/2021
Number of shares as of January 1 (1)	17,937,535	17,937,535	18,386,587
Number of shares issued during the year (prorata temporis)
Share capital increase	—	—	3,591,634
Conversion of convertible notes ("OCA")	—	437,128	1,705,162
Exercise of warrants	—	10,391	—
Free shares acquired	—	1,533	9,074
Weighted number of shares for the period	17,937,535	18,386,587	23,692,457
(1)after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).
As of December 31, 2019, 2020 and 2021, the potential shares that could be issued (see Note 3.3.3 and Note 4.9.1) were not taken into consideration in the calculation of the diluted earnings, as their effect would be anti-dilutive.